Organization and Business (FY) (Details)			9 Months Ended
	Nov. 08, 2019 USD ($) $ / shares	Aug. 13, 2018 USD ($) $ / shares	Sep. 30, 2020 USD ($) Employee classesOfStock $ / shares	Dec. 31, 2019 USD ($) Employee class $ / shares	Dec. 31, 2018 USD ($)
Subsidiary, Sale of Stock [Line Items]
Number of employees | Employee			0	0
Preferred stock issued, redeemable			$ 18,525,195	$ 809,478	$ 0
Common stock, including additional paid in capital				88,062,000
2019 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock issued, redeemable				$ 1,198,000
IPO
Subsidiary, Sale of Stock [Line Items]
Aggregate value of shares offered (up to)		$ 750,000,000	$ 750,000,000
Share price (in dollars per share) | $ / shares		$ 10.00	$ 10.00
Number of classes of stock			2	2
Primary Offering
Subsidiary, Sale of Stock [Line Items]
Aggregate value of shares offered (up to)		$ 675,000,000	$ 675,000,000
Distribution Reinvestment Plan
Subsidiary, Sale of Stock [Line Items]
Aggregate value of shares offered (up to)		$ 75,000,000	$ 75,000,000
Share price (in dollars per share) | $ / shares			$ 10.00	$ 10.00
Private Placement
Subsidiary, Sale of Stock [Line Items]
Aggregate value of shares offered (up to)			$ 50,000,000
Share price (in dollars per share) | $ / shares			$ 10.00
Private Placement | 2019 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Aggregate value of shares offered (up to)	$ 50,000,000
Share price (in dollars per share) | $ / shares	$ 10.00			$ 10.00